General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of General and Administrative Expenses

	2020	2019	2018

Personnel	(37,175)	(33,748)	(28,307)

Profit sharing (a)	(37,198)	(28,788)	(15,886)

	(74,373)	(62,536)	(44,193)

Third party expense (b)	(24,651)	(19,497)	(15,146)

Right of use depreciation (c)	(8,586)	(10,521)	(11,447)

Depreciation and amortization (d)	(4,642)	(5,998)	(6,074)

Other operating expenses (e)	(5,199)	(5,021)	(5,811)

Travel and representations	(933)	(3,589)	(2,434)

Condominium expenses	(2,818)	(2,953)	(2,639)

Payroll taxes	(2,132)	(2,230)	(2,094)

Rental expense	(428)	(313)	(160)

Telephony services	(278)	(315)	(508)

Legal	(146)	(204)	(125)

Trade receivables allowance	(59)	(69)	(52)

Office consumables	—	(41)	(72)

	(124,245)	(113,287)	(90,755)

(a) Profit sharing
According to the profit-sharing program and based on Law 10,101 of December 19, 2000 and on objectives established at the beginning of each year, management approved the payment of profit sharing in the amount of R$ 37,198 (R$ 28,788 in 2019 and R$ 15,886 in 2018) for the year ended December 31, 2020.
(b) Third party expense
Third party expense is composed for accounting, advisory, information technology, and other contracted services.
(c) Right of use depreciation
See note 10 for more details.
(d) Depreciation and amortization
The amount is mainly comprised by property and equipment depreciation.
(e) Other operating expenses
The amount is mainly comprised by office expenses, including energy, cleaning, maintenance and conservation, among others several expenses.